Derivatives and Hedging Activities (Balance Sheet Classification) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Derivative [Line Items]
Gross Amounts of Recognized Assets		$ 4,633
Gross Amounts of Recognized (Liabilities)	$ 0	0
Derivative assets, at fair value | Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Gross Amounts of Recognized Assets	0	4,582
Derivative assets, at fair value | Derivatives not designated as hedging instruments: | Interest rate caps
Derivative [Line Items]
Gross Amounts of Recognized Assets	0	51
Derivative liabilities, at fair value | Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Gross Amounts of Recognized (Liabilities)	$ 8,933	$ 0